Intangible assets - Summary Of Goodwill Originated On Acquisitions Made By The Group (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 455,908	€ 425,220	€ 387,847
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill	239,709	227,230	€ 208,881
Goodwill | Zegna
Disclosure of detailed information about intangible assets [line items]
Goodwill	25,568	25,568
Goodwill | Thom Browne
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 214,141	€ 201,662